Summary of Principal Accounting Policies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Summary of principal accounting policies (Textual)
Service fee, description			Moxian Shenzhen has the exclusive right to provide to Moyi technical and systems support, marketing consulting services, training for technical personnel and technical consulting services. As payment for these services, Moyi has agreed to pay Moxian Shenzhen a service fee equal to 100% Moyi's pre-tax profit.
Current liabilities exceeded current assets			$ 3,100,000
Accumulated deficit	$ (20,557,155)		(20,557,155)		$ (11,174,812)	$ (5,001,166)
Impairment charge on intangible assets	$ 1,264,700		$ 1,264,700
Intangible assets estimated useful life					10 years
Intellectual Property [Member]
Summary of principal accounting policies (Textual)
Intangible assets estimated useful lives			Straight-line method
Intellectual Property [Member] | Maximum [Member]
Summary of principal accounting policies (Textual)
Intangible assets estimated useful life			10 years
Intellectual Property [Member] | Minimum [Member]
Summary of principal accounting policies (Textual)
Intangible assets estimated useful life			3 years